Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	32 Months Ended	39 Months Ended	60 Months Ended	62 Months Ended	69 Months Ended	80 Months Ended	95 Months Ended	119 Months Ended				120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024	Sep. 29, 2023		Sep. 30, 2022		Jan. 31, 2022	Sep. 30, 2021		Jun. 22, 2021	Sep. 30, 2020		Sep. 30, 2019		Aug. 01, 2019	Dec. 20, 2018	Sep. 30, 2018	Sep. 28, 2018		Jan. 30, 2018	Sep. 29, 2017		Nov. 03, 2016	Sep. 30, 2016		Sep. 30, 2015		Nov. 14, 2014	Nov. 12, 2014	Sep. 30, 2014
C000003572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Core Plus Bond Fund (Class A/SAVAX) at POP
Account Value	[1],[2]	$ 12,144.77208	$ 12,144.77208	$ 12,144.77208	$ 12,144.77208	$ 12,144.77208	$ 12,144.77208	$ 12,144.77208	$ 12,144.77208	$ 12,144.77208		$ 12,144.77208		$ 12,144.77208	$ 10,821.49446		$ 10,603.07107			$ 12,241.08901			$ 12,026.07474		$ 11,381.99631					$ 10,381.36971			$ 10,477.80782			$ 10,212.7705		$ 9,600.442363				$ 10,000
Average Annual Return, Percent	[1],[2]	8.02%			0.53%									1.96%
C000003572 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Core Plus Bond Fund (Class A/SAVAX) at NAV
Average Annual Return, Percent	[3]	12.23%			1.31%									2.35%
C000003574 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Core Plus Bond Fund (Class C/SAVCX) at NAV and with CDSC
Account Value	[4],[5]	$ 11,708.93778	11,708.93778	11,708.93778	$ 11,708.93778	11,708.93778	11,708.93778	11,708.93778	11,708.93778	11,708.93778		11,708.93778		$ 11,708.93778	10,505.9456		10,376.20888			12,072.16246			11,940.01384		11,387.17837					10,468.40643			10,636.11824			10,448.86096		9,899.974872				10,000
Average Annual Return, Percent	[4],[5]	11.45%			0.56%									1.59%
C000003575 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Core Plus Bond Fund (Class I/SAVYX) at NAV
Account Value	[6]	$ 129,434.9808	129,434.9808	129,434.9808	$ 129,434.9808	129,434.9808	129,434.9808	129,434.9808	129,434.9808	129,434.9808		129,434.9808		$ 129,434.9808	115,056.987		112,433.4815			129,490.1108			126,895.2096		119,857.1911					109,060.5271			109,723.2103			106,719.793		100,081.0463				100,000
Average Annual Return, Percent	[6]	12.50%			1.55%									2.61%
C000176707 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Core Plus Bond Fund (Class R6/VBFRX) at NAV
Account Value	[7]	$ 3,080,838.9	3,080,838.9	3,080,838.9	$ 3,080,838.9	3,080,838.9	3,080,838.9	3,080,838.9	$ 3,080,838.9	3,080,838.9		3,080,838.9		$ 3,080,838.9	2,736,905.075		2,671,048.525			3,072,032.65			3,006,853.6		2,836,751.525					2,578,208.85			2,591,491.075		$ 2,500,000
Average Annual Return, Percent	[7]	12.57%			1.66%				2.68%
C000049901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Fund (Class A/PHRAX) at POP
Account Value	[8],[9]	$ 20,409.08815	20,409.08815	20,409.08815	$ 20,409.08815	20,409.08815	20,409.08815	20,409.08815	$ 20,409.08815	20,409.08815		20,409.08815		$ 20,409.08815	15,148.10036		15,127.57282			18,237.03123			12,995.58788		14,936.38975					12,730.17454			12,236.66317			12,160.26781		10,521.35131				10,000
Average Annual Return, Percent	[8],[9]	27.32%			5.25%									7.39%
C000049901 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Fund (Class A/PHRAX) at NAV
Average Annual Return, Percent	[10]	34.73%			6.44%									8.00%
C000049903 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Fund (Class C/PHRCX) at NAV and with CDSC
Account Value	[11],[12]	$ 20,076.0985199999	20,076.0985199999	20,076.0985199999	$ 20,076.0985199999	20,076.0985199999	20,076.0985199999	20,076.0985199999	20,076.0985199999	20,076.0985199999		20,076.0985199999		$ 20,076.0985199999	15,008.86906		15,098.19184			18,331.70622			13,157.704		15,238.45934					13,076.62713			12,661.4379			12,672.59195		11,048.56778				10,000
Average Annual Return, Percent	[11],[12]	33.76%			5.67%									7.22%
C000049904 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Fund (Class I/PHRIX) at NAV
Account Value	[13]	$ 221,737.0889	221,737.0889	221,737.0889	$ 221,737.0889	221,737.0889	221,737.0889	221,737.0889	221,737.0889	221,737.0889		221,737.0889		$ 221,737.0889	164,135.8469		163,602.5954			196,647.0963			139,735.9223		160,254.0938					136,123.7588			130,495.1604			129,331.77		111,633.2477				100,000
Average Annual Return, Percent	[13]	35.09%			6.71%									8.29%
C000148854 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Fund (Class R6/VRREX) at NAV
Account Value	[14]	$ 5,158,127.25	5,158,127.25	5,158,127.25	$ 5,158,127.25	5,158,127.25	5,158,127.25	5,158,127.25	5,158,127.25	$ 5,158,127.25		5,158,127.25		$ 5,158,127.25	3,805,937.675		3,780,185			4,531,234.475			3,210,205.275		3,669,565.05					3,111,448.975			2,977,414.725			2,946,218.225		2,538,613.05			$ 2,500,000
Average Annual Return, Percent	[14]	35.53%			7.05%					7.60%
C000049913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet High Yield Fund (Class A/PHCHX) at POP
Average Annual Return, Percent	[15],[16]	10.43%			4.07%									4.18%
C000049913 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet High Yield Fund (Class A/PHCHX) at NAV
Account Value		$ 15,063.20882	15,063.20882	15,063.20882	$ 15,063.20882	15,063.20882	15,063.20882	15,063.20882	15,063.20882	$ 15,063.20882		15,063.20882		$ 15,063.20882	13,128.81219		11,905.92218			13,708.61568			12,220.72844		11,878.22488					11,313.46894			11,008.49018			10,283.30507		9,298.506644				10,000
Average Annual Return, Percent	[17]	14.73%			4.87%									4.58%
C000049912 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet High Yield Fund (Class C/PGHCX) at NAV and with CDSC
Account Value	[18],[19]	$ 14,530.43958	14,530.43958	14,530.43958	$ 14,530.43958	14,530.43958	14,530.43958	14,530.43958	14,530.43958	14,530.43958		14,530.43958		$ 14,530.43958	12,778.22534		11,668.57005			13,547.22581			12,153.72716		11,877.2906					11,427.4019			11,181.28904			10,537.03636		9,607.114232				10,000
Average Annual Return, Percent	[18],[19]	13.71%			4.11%									3.81%
C000119169 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet High Yield Fund (Class I/PHCIX) at NAV
Account Value	[20]	$ 160,793.9086	160,793.9086	160,793.9086	$ 160,793.9086	160,793.9086	160,793.9086	160,793.9086	160,793.9086	160,793.9086		160,793.9086		$ 160,793.9086	139,825.1258		126,152.8724			145,235.6584			129,179.859		124,937.4678					118,701.786			115,215.3637			107,366.6563		96,849.04308				100,000
Average Annual Return, Percent	[20]	15.00%			5.18%									4.86%
C000176708 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet High Yield Fund (Class R6/VRHYX) at NAV
Account Value	[21]	$ 3,784,557.7	3,784,557.7	3,784,557.7	$ 3,784,557.7	3,784,557.7	3,784,557.7	3,784,557.7	$ 3,784,557.7	3,784,557.7		3,784,557.7		$ 3,784,557.7	3,286,422.275		2,968,380.7			3,411,807.9			3,022,739.35		2,928,920.675					2,781,521.625			2,698,237.525		2,500,000
Average Annual Return, Percent	[21]	15.16%			5.26%				5.38%
C000049915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class A/NAMFX) at POP
Account Value	[22],[23]	$ 13,149.83074	13,149.83074	13,149.83074	$ 13,149.83074	13,149.83074	13,149.83074	13,149.83074	$ 13,149.83074	13,149.83074		13,149.83074		$ 13,149.83074	11,683.77495		11,046.93031			12,588.70489			11,826.31499		11,497.84033					10,803.08317			10,818.29224			10,240.60504		9,296.55666				10,000
Average Annual Return, Percent	[22],[23]	8.33%			1.94%									2.78%
C000049915 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class A/NAMFX) at NAV
Average Annual Return, Percent	[24]	12.55%			2.72%									3.17%
C000049917 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class C/NCMFX) at NAV and with CDSC
Account Value	[25],[26]	$ 12,674.8785	12,674.8785	12,674.8785	$ 12,674.8785	12,674.8785	12,674.8785	12,674.8785	12,674.8785	12,674.8785		12,674.8785		$ 12,674.8785	11,349.87247		10,818.47958			12,404.15465			11,748.49237		11,499.99899					10,893.22275			10,988.36064			10,485.17772		9,589.401084				10,000
Average Annual Return, Percent	[25],[26]	11.67%			1.96%									2.40%
C000081781 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class I/VMFIX) at NAV
Account Value	[27]	$ 140,104.8823	140,104.8823	140,104.8823	$ 140,104.8823	140,104.8823	140,104.8823	140,104.8823	140,104.8823	140,104.8823		140,104.8823		$ 140,104.8823	124,137.1231		117,095.9058			133,041.2912			124,692.933		120,839.0879					113,392.7828			113,235.022			106,925.0545		96,833.72321				100,000
Average Annual Return, Percent	[27]	12.86%			3.00%									3.43%
C000148855 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class R6/VMFRX) at NAV
Account Value	[28]	$ 3,536,600.075	3,536,600.075	3,536,600.075	$ 3,536,600.075	3,536,600.075	3,536,600.075	3,536,600.075	3,536,600.075	3,536,600.075		$ 3,536,600.075		$ 3,536,600.075	3,130,350.05		2,947,432.725			3,342,829.175			3,127,808.65		3,028,416.15					2,836,349.975			2,830,917.225			2,671,185.25		2,417,309.725		$ 2,500,000
Average Annual Return, Percent	[28]	12.98%			3.15%							3.57%
C000049918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Short Term Bond Fund (Class A/NARAX) at POP
Account Value	[29],[30]	$ 12,418.27684	12,418.27684	12,418.27684	$ 12,418.27684	12,418.27684	12,418.27684	12,418.27684	12,418.27684	12,418.27684		$ 12,418.27684		$ 12,418.27684	11,360.06745		10,801.74			11,696.56942			11,380.67507		11,038.57437					10,550.75687			10,545.09626			10,230.86619		9,752.660932				10,000
Average Annual Return, Percent	[29],[30]	6.86%			1.92%									2.19%
C000049918 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Short Term Bond Fund (Class A/NARAX) at NAV
Average Annual Return, Percent	[31]	9.32%			2.38%									2.42%
C000049920 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Short Term Bond Fund (Class C/PSTCX) at NAV and with CDSC
Account Value	[32],[33]	$ 12,399.42578	12,399.42578	12,399.42578	$ 12,399.42578	12,399.42578	12,399.42578	12,399.42578	12,399.42578	12,399.42578		12,399.42578		$ 12,399.42578	11,361.8157		10,864.46011			11,782.82225			11,474.1038		11,160.16921					10,699.23171			10,718.51655			10,429.00792		9,972.679421				10,000
Average Annual Return, Percent	[32],[33]	9.13%			2.13%									2.17%
C000049921 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Short Term Bond Fund (Class C1/PMSTX) at NAV and with CDSC
Account Value	[34],[35]	$ 11,810.38682	11,810.38682	11,810.38682	$ 11,810.38682	11,810.38682	11,810.38682	11,810.38682	11,810.38682	11,810.38682		11,810.38682		$ 11,810.38682	10,871.82636		10,444.76605			11,384.04345			11,139.89514		10,888.57853					10,490.43318			10,561.78449			10,326.83079		9,902.366309				10,000
Average Annual Return, Percent	[34],[35]	8.63%			1.64%									1.68%
C000066828 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Short Term Bond Fund (Class I/PIMSX) at NAV
Account Value	[36]	$ 130,520	130,520	130,520	$ 130,520	130,520	130,520	130,520	130,520	130,520		130,520		$ 130,520	118,847		112,991			122,022			118,181		114,344					109,254			108,908			105,180		100,230				100,000
Average Annual Return, Percent	[36]	9.82%			2.68%									2.70%
C000176709 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Short Term Bond Fund (Class R6/VMSSX) at NAV
Account Value	[37]	$ 3,136,807.025	3,136,807.025	3,136,807.025	$ 3,136,807.025	3,136,807.025	3,136,807.025	3,136,807.025	$ 3,136,807.025	3,136,807.025		3,136,807.025		$ 3,136,807.025	2,855,050.525		2,706,636.35			2,920,473.125			2,826,767.425		2,727,326.975					2,598,390.8			2,588,492.975		2,500,000
Average Annual Return, Percent	[37]	9.87%			2.84%				2.91%
C000049922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Infrastructure Fund (Class A/PGUAX) at POP
Account Value	[38],[39]	$ 16,090.51127	16,090.51127	16,090.51127	$ 16,090.51127	16,090.51127	16,090.51127	16,090.51127	$ 16,090.51127	16,090.51127		16,090.51127		$ 16,090.51127	12,616.4405		12,926.98785			13,918.31571			12,227.96248		13,024.32799					10,932.50958			11,015.13219			9,950.166868		8,668.3849				10,000
Average Annual Return, Percent	[38],[39]	20.52%			3.15%									4.87%
C000049922 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Infrastructure Fund (Class A/PGUAX) at NAV
Average Annual Return, Percent	[40]	27.54%			4.32%									5.47%
C000049923 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Infrastructure Fund (Class C/PGUCX) at NAVand with CDSC
Account Value	[41],[42]	$ 15,786.00334	15,786.00334	15,786.00334	$ 15,786.00334	15,786.00334	15,786.00334	15,786.00334	15,786.00334	15,786.00334		15,786.00334		$ 15,786.00334	12,473.49804		12,881.65915			13,968.14399			12,369.42314		13,276.73728					11,221.05043			11,396.80113			10,375.87137		9,106.088481				10,000
Average Annual Return, Percent	[41],[42]	26.56%			3.52%									4.67%
C000066829 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Infrastructure Fund (Class I/PGIUX) at NAV
Account Value	[43]	$ 174,757.4691	174,757.4691	174,757.4691	$ 174,757.4691	174,757.4691	174,757.4691	174,757.4691	174,757.4691	174,757.4691		174,757.4691		$ 174,757.4691	136,538.7984		139,570.9629			149,913.0929			131,339.7031		139,636.5496					116,848.6898			117,454.772			105,887.2808		92,022.00507				100,000
Average Annual Return, Percent	[43]	27.99%			4.59%									5.74%
C000199804 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Infrastructure Fund (Class R6/VGIRX) at NAV
Account Value	[44]	$ 3,711,145.825	3,711,145.825	3,711,145.825	$ 3,711,145.825	3,711,145.825	3,711,145.825	$ 3,711,145.825	3,711,145.825	3,711,145.825		3,711,145.825		$ 3,711,145.825	2,896,440.95		2,954,260.375			3,167,708.4			2,771,295.675		2,940,387.8					2,458,495.4		$ 2,500,000
Average Annual Return, Percent	[44]	28.13%			4.77%			6.10%
C000052537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Asset Fund (Class A/PDPAX) at POP
Account Value	[45],[46]	$ 14,564.65569	14,564.65569	14,564.65569	$ 14,564.65569	14,564.65569	14,564.65569	$ 14,564.65569	14,564.65569	14,564.65569		14,564.65569		$ 14,564.65569	11,860.84493		11,321.36833			11,749.34793			9,391.870316		10,264.36302					10,245.41908			9,642.518512			9,331.153328		8,503.123219				10,000
Average Annual Return, Percent	[45],[46]	16.04%			6.04%									3.83%
C000052537 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Asset Fund (Class A/PDPAX) at NAV
Average Annual Return, Percent	[47]	22.80%			7.25%									4.42%
C000052538 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Asset Fund (Class C/PDPCX) at NAV and with CDSC
Account Value	[48],[49]	$ 14,277.41259	14,277.41259	14,277.41259	$ 14,277.41259	14,277.41259	14,277.41259	14,277.41259	14,277.41259	14,277.41259		14,277.41259		$ 14,277.41259	11,720.37886		11,274.70099			11,779.13177			9,495.993065		10,463.94583					10,522.77367			9,983.371758			9,725.432855		8,933.857217				10,000
Average Annual Return, Percent	[48],[49]	21.82%			6.41%									3.63%
C000081785 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Asset Fund (Class I/VADIX) at NAV
Account Value	[50]	$ 158,075.0502	158,075.0502	158,075.0502	$ 158,075.0502	158,075.0502	158,075.0502	158,075.0502	158,075.0502	158,075.0502		158,075.0502		$ 158,075.0502	128,391.8377		122,323.4386			126,560.1299			100,868.4024		110,021.7909					109,534.8324			102,854.505			99,193.35083		90,227.31065				100,000
Average Annual Return, Percent	[50]	23.12%			7.52%									4.69%
C000235246 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Asset Fund (Class R6/VAABX) at NAV
Account Value	[51]	$ 2,943,473.7	$ 2,943,473.7	2,943,473.7	$ 2,943,473.7	2,943,473.7	2,943,473.7	2,943,473.7	2,943,473.7	2,943,473.7		2,943,473.7		$ 2,943,473.7	2,389,778.975		2,273,071.1		$ 2,500,000
Average Annual Return, Percent	[51]	23.17%	6.32%
C000058006 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Senior Floating Rate Fund (Class A/PSFRX) at POP
Account Value	[52],[53]	$ 14,146.29364	$ 14,146.29364	14,146.29364	$ 14,146.29364	14,146.29364	14,146.29364	14,146.29364	14,146.29364	14,146.29364		14,146.29364		$ 14,146.29364	13,005.59929		11,695.6367			12,041.44516			11,108.05822		11,295.65484					11,095.45405			10,645.91307			10,208.97315		9,776.799452				10,000
Average Annual Return, Percent	[52],[53]	5.78%			4.02%									3.53%
C000058006 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Senior Floating Rate Fund (Class A/PSFRX) at NAV
Average Annual Return, Percent	[54]	8.77%			4.60%									3.82%
C000058007 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Senior Floating Rate Fund (Class C/PFSRX) at NAV and with CDSC
Account Value	[55],[56]	$ 13,501.9573	13,501.9573	13,501.9573	$ 13,501.9573	13,501.9573	13,501.9573	13,501.9573	13,501.9573	13,501.9573		13,501.9573		$ 13,501.9573	12,506.09123		11,317.25679			11,753.06837			10,924.03803		11,187.51381					11,071.51422			10,702.43224			10,340.6713		9,978.150841				10,000
Average Annual Return, Percent	[55],[56]	7.96%			3.83%									3.05%
C000058008 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Senior Floating Rate Fund (Class I/PSFIX) at NAV
Account Value	[57]	$ 149,168.8271	149,168.8271	149,168.8271	$ 149,168.8271	149,168.8271	149,168.8271	149,168.8271	149,168.8271	149,168.8271		149,168.8271		$ 149,168.8271	136,802.7528		122,571.2431			126,039.3267			115,975.6762		117,612.5727					115,245.7756			110,300.2574			105,508.9667		100,784.7829				100,000
Average Annual Return, Percent	[57]	9.04%			4.87%									4.08%
C000176710 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Senior Floating Rate Fund (Class R6/VRSFX) at NAV
Account Value	[58]	$ 3,556,878.35	3,556,878.35	3,556,878.35	$ 3,556,878.35	3,556,878.35	3,556,878.35	3,556,878.35	$ 3,556,878.35	3,556,878.35		3,556,878.35		$ 3,556,878.35	3,262,121.75		2,918,685.225			2,996,966.675			2,750,549.7		2,790,943.275					2,727,948.075			2,607,949.825		2,500,000
Average Annual Return, Percent	[58]	9.04%			4.97%				4.56%
C000074732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Real Estate Securities Fund (Class A/VGSAX) at POP
Account Value	[59],[60]	$ 17,902.61008	17,902.61008	17,902.61008	$ 17,902.61008	17,902.61008	17,902.61008	17,902.61008	$ 17,902.61008	17,902.61008		17,902.61008		$ 17,902.61008	13,641.53234		13,377.64133			17,522.67913			13,196.80966		14,664.00646					12,567.75238			11,692.84762			11,483.99629		10,095.46725				10,000
Average Annual Return, Percent	[59],[60]	24.02%			2.90%									6.00%
C000074732 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Real Estate Securities Fund (Class A/VGSAX) at NAV
Average Annual Return, Percent	[61]	31.24%			4.07%									6.60%
C000074733 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Real Estate Securities Fund (Class C/VGSCX) at NAVand with CDSC
Account Value	[62],[63]	$ 17,575.12403	17,575.12403	17,575.12403	$ 17,575.12403	17,575.12403	17,575.12403	17,575.12403	17,575.12403	17,575.12403		17,575.12403		$ 17,575.12403	13,495.7597		13,329.62799			17,597.73261			13,352.47682		14,948.16543					12,908.17461			12,100.12577			11,973.6349		10,606.56347				10,000
Average Annual Return, Percent	[62],[63]	30.23%			3.29%									5.80%
C000074734 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Real Estate Securities Fund (Class I/VGISX) at NAV
Account Value	[64]	$ 194,256.5853	194,256.5853	194,256.5853	$ 194,256.5853	194,256.5853	194,256.5853	194,256.5853	194,256.5853	194,256.5853		194,256.5853		$ 194,256.5853	147,668.1361		144,406.7261			188,705.9496			141,740.3344		157,121.8701					134,328.1677			124,645.5969			122,173.514		107,111.9627				100,000
Average Annual Return, Percent	[64]	31.55%			4.33%									6.87%
C000176711 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Real Estate Securities Fund (Class R6/VRGEX) at NAV
Account Value	[65]	$ 4,410,732.675	4,410,732.675	4,410,732.675	$ 4,410,732.675	4,410,732.675	4,410,732.675	4,410,732.675	$ 4,410,732.675	4,410,732.675		4,410,732.675		$ 4,410,732.675	3,344,184.55		3,262,731.225			4,252,460.675			3,186,206.45		3,521,350.4					3,004,724.15			2,784,848.375		2,500,000
Average Annual Return, Percent	[65]	31.89%			4.61%				7.44%
C000117511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR International Small-Mid Cap Fund (Class A/VISAX) at POP
Account Value	[66],[67]	$ 18,823.496	18,823.496	18,823.496	$ 18,823.496	18,823.496	18,823.496	18,823.496	$ 18,823.496	18,823.496		18,823.496		$ 18,823.496	14,691.73405		11,556.02181			21,070.75482			16,171.68136		14,064.44729					14,080.23809			13,113.40894			10,291.86153		8,261.223162				10,000
Average Annual Return, Percent	[66],[67]	21.08%			4.81%									6.53%
C000117511 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR International Small-Mid Cap Fund (Class A/VISAX) at NAV
Average Annual Return, Percent	[68]	28.12%			6.00%									7.13%
C000117512 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR International Small-Mid Cap Fund (Class C/VCISX) at NAV and with CDSC
Account Value	[69],[70]	$ 18,498.58985	18,498.58985	18,498.58985	$ 18,498.58985	18,498.58985	18,498.58985	18,498.58985	18,498.58985	18,498.58985		18,498.58985		$ 18,498.58985	14,548.71304		11,529.87856			21,184.72115			16,368.27624		14,349.00069					14,461.91544			13,566.84475			10,732.61667		8,672.181113				10,000
Average Annual Return, Percent	[69],[70]	27.15%			5.21%									6.34%
C000117513 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR International Small-Mid Cap Fund (Class I/VIISX) at NAV
Account Value	[71]	$ 204,192.0741	204,192.0741	204,192.0741	$ 204,192.0741	204,192.0741	204,192.0741	204,192.0741	204,192.0741	204,192.0741		204,192.0741		$ 204,192.0741	158,992.275		124,695.9363			226,896.9005			173,612.0263		150,602.7681					150,330.2994			139,744.5668			109,407.5375		87,569.39102				100,000
Average Annual Return, Percent	[71]	28.49%			6.28%									7.40%
C000148859 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR International Small-Mid Cap Fund (Class R6/VRISX) at NAV
Account Value	[72]	$ 5,273,151.375	5,273,151.375	5,273,151.375	$ 5,273,151.375	5,273,151.375	5,273,151.375	5,273,151.375	5,273,151.375	$ 5,273,151.375		5,273,151.375		$ 5,273,151.375	4,100,206.675		3,212,848.525			5,838,636.8			4,463,102.575		3,869,114.95					3,859,791.5			3,580,307.3			2,801,082.625		2,239,768.1			2,500,000
Average Annual Return, Percent	[72]	28.61%			6.39%					7.84%
C000133101 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Emerging Markets Small-Cap Fund (Class A/VAESX) at POP
Account Value	[73],[74]	$ 18,201.00216	18,201.00216	18,201.00216	$ 18,201.00216	18,201.00216	18,201.00216	18,201.00216	18,201.00216	$ 18,201.00216		18,201.00216		$ 18,201.00216	14,569.68569		12,481.95629			18,020.91023			15,124.34895		12,032.43123					11,558.74411			10,792.486			8,984.932351		7,446.550027				10,000
Average Annual Return, Percent	[73],[74]	18.05%			7.41%									6.17%
C000133101 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Emerging Markets Small-Cap Fund (Class A/VAESX) at NAV
Average Annual Return, Percent	[75]	24.92%			8.63%									6.77%
C000133102 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Emerging Markets Small-Cap Fund (Class C/VCESX) at NAV and with CDSC
Account Value	[76],[77]	$ 17,879.59477	17,879.59477	17,879.59477	$ 17,879.59477	17,879.59477	17,879.59477	17,879.59477	17,879.59477	17,879.59477		17,879.59477		$ 17,879.59477	14,422.64869		12,447.25084			18,110.08259			15,304.57331		12,268.33064					11,880.80222			11,166.93435			9,368.077707		7,831.678915				10,000
Average Annual Return, Percent	[76],[77]	23.97%			7.82%									5.98%
C000133103 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Emerging Markets Small-Cap Fund (Class I/VIESX) at NAV
Account Value	[78]	$ 197,644.3325	197,644.3325	197,644.3325	$ 197,644.3325	197,644.3325	197,644.3325	197,644.3325	197,644.3325	197,644.3325		197,644.3325		$ 197,644.3325	157,710.1639		134,822.521			193,957.1386			162,319.1322		128,811.646					123,469.1601			115,000.6916			95,496.05442		79,039.98199				100,000
Average Annual Return, Percent	[78]	25.32%			8.94%									7.05%
C000215024 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Emerging Markets Small-Cap Fund (Class R6/VRESX) at NAV
Account Value	[79]	$ 3,792,873.875	3,792,873.875	3,792,873.875	$ 3,792,873.875	$ 3,792,873.875	3,792,873.875	3,792,873.875	3,792,873.875	3,792,873.875		3,792,873.875		$ 3,792,873.875	3,024,696.9		2,583,452.375			3,713,520.15			3,102,163.825		2,459,546.925		$ 2,500,000
Average Annual Return, Percent	[79]	25.47%			9.05%	8.40%
C000173499 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA Emerging Markets Equity Fund (Class A/HEMZX) at POP
Account Value	[80],[81]	$ 9,639.942927	9,639.942927	9,639.942927	$ 9,639.942927	$ 9,639.942927	9,639.942927	9,639.942927	9,639.942927	9,639.942927		9,639.942927		$ 9,639.942927	8,961.434321		9,025.444576			12,245.79583			11,277.90316		10,718.17761					10,146.18703			10,765.16727			9,550.936227		8,277.946676				10,000
Average Annual Return, Percent	[80],[81]	1.66%			(3.20%)									(0.37%)
C000173499 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA Emerging Markets Equity Fund (Class A/HEMZX) at NAV
Average Annual Return, Percent	[82]	7.57%			(2.10%)									0.20%
C000173500 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA Emerging Markets Equity Fund (Class C/PICEX) at NAV and with CDSC
Account Value	[83],[84]	$ 9,509.363249	9,509.363249	9,509.363249	$ 9,509.363249	9,509.363249	9,509.363249	9,509.363249	9,509.363249	9,509.363249		9,509.363249		$ 9,509.363249	8,901.520418		9,023.088984			12,334.67265			11,430.56055		10,939.63733					10,425.78869			11,139.45876			9,960.351724		8,688.157269				10,000
Average Annual Return, Percent	[83],[84]	6.83%			(2.76%)									(0.50%)
C000173501 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA Emerging Markets Equity Fund (Class I/HIEMX) at NAV
Account Value	[85]	$ 105,135.4401	105,135.4401	105,135.4401	$ 105,135.4401	105,135.4401	105,135.4401	105,135.4401	105,135.4401	105,135.4401		105,135.4401		$ 105,135.4401	97,465.1814		97,861.91894			132,244.8727			121,398.0744		114,997.2302					108,576.0483			114,845.6938			101,546.4028		87,730.41079				100,000
Average Annual Return, Percent	[85]	7.87%			(1.78%)									0.50%
C000173502 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA Emerging Markets Equity Fund (Class R6/VREMX) at NAV
Account Value	[86]	$ 2,631,085.475	2,631,085.475	2,631,085.475	$ 2,631,085.475	2,631,085.475	2,631,085.475	2,631,085.475	2,631,085.475	$ 2,631,085.475		2,631,085.475		$ 2,631,085.475	2,431,711.3		2,434,979.725			3,282,560.075			3,005,756.975		2,839,389.375					2,675,879.225			2,826,741.575			2,498,188.05		2,155,972.2			2,500,000
Average Annual Return, Percent	[86]	8.20%			(1.51%)					0.52%
C000173503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Low Duration Core Plus Bond Fund (Class A/HIMZX) at POP
Account Value	[87],[88]	$ 12,116	12,116	12,116	$ 12,116	12,116	12,116	12,116	12,116	$ 12,116		12,116		$ 12,116	11,117		10,633			11,379			11,218		10,869					10,359			10,313			10,179		9,903				10,000
Average Annual Return, Percent	[87],[88]	6.53%			1.73%									1.94%
C000173503 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Low Duration Core Plus Bond Fund (Class A/HIMZX) at NAV
Average Annual Return, Percent	[89]	8.99%			2.20%									2.17%
C000173504 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Low Duration Core Plus Bond Fund (Class C/PCMZX) at NAV and with CDSC
Account Value	[90],[91]	$ 11,501	11,501	11,501	$ 11,501	11,501	11,501	11,501	11,501	11,501		11,501		$ 11,501	10,632		10,245			11,046			10,972		10,711					10,285			10,315			10,258		10,056				10,000
Average Annual Return, Percent	[90],[91]	8.18%			1.43%									1.41%
C000173505 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Low Duration Core Plus Bond Fund (Class I/HIBIX) at NAV
Account Value	[92]	$ 127,080	127,080	127,080	$ 127,080	127,080	127,080	127,080	127,080	127,080		127,080		$ 127,080	116,308		110,966			118,567			116,493		112,593					107,144			106,392			104,754		101,567				100,000
Average Annual Return, Percent	[92]	9.26%			2.45%									2.43%
C000210350 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Low Duration Core Plus Bond Fund (Class R6/VLDRX) at NAV
Account Value	[93]	$ 2,975,644	2,975,644	2,975,644	$ 2,975,644	2,975,644	$ 2,975,644	2,975,644	2,975,644	2,975,644		2,975,644		$ 2,975,644	2,721,634		2,594,864			2,767,896			2,719,983		2,627,078				$ 2,500,000
Average Annual Return, Percent	[93]	9.33%			2.52%		3.06%
C000173507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Seix Tax-Exempt Bond Fund (Class A/HXBZX) at POP
Account Value	[94],[95]	$ 11,591.95125	11,591.95125	11,591.95125	$ 11,591.95125	11,591.95125	$ 11,591.95125	11,591.95125	11,591.95125	11,591.95125		11,591.95125		$ 11,591.95125	10,763.52442		10,538.35685			11,748.13511			11,513.25962		11,159.41339					10,381.25406			10,417.31382			10,367.9006		9,956.422411				10,000
Average Annual Return, Percent	[94],[95]	4.73%			0.20%									1.49%
C000173507 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Seix Tax-Exempt Bond Fund (Class A/HXBZX) at NAV
Average Annual Return, Percent	[96]	7.70%			0.76%									1.77%
C000173508 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Seix Tax-Exempt Bond Fund (Class C/PXCZX) at NAV and with CDSC
Account Value	[97],[98]	$ 11,049.4163	11,049.4163	11,049.4163	$ 11,049.4163	11,049.4163	11,049.4163	11,049.4163	11,049.4163	11,049.4163		11,049.4163		$ 11,049.4163	10,336.64436		10,196.54353			11,453.3605			11,308.81157		11,043.32423					10,359.8855			10,473.65328			10,493.02304		10,152.7483				10,000
Average Annual Return, Percent	[97],[98]	6.90%			0.01%									1.00%
C000173506 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Seix Tax-Exempt Bond Fund (Class I/HXBIX) at NAV
Account Value	[99]	$ 122,204.8618	122,204.8618	122,204.8618	$ 122,204.8618	122,204.8618	122,204.8618	122,204.8618	122,204.8618	122,204.8618		122,204.8618		$ 122,204.8618	113,189.8728		110,547.686			122,929.5442			120,172.1812		116,189.8281					107,820.1151			107,923.5321			107,145.7939		102,635.5715				100,000
Average Annual Return, Percent	[99]	7.96%			1.01%									2.03%
C000227967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Developing Markets Fund (Class A/VDMAX) at POP
Account Value	[100],[101]	$ 8,907.297367	8,907.297367	$ 8,907.297367	$ 8,907.297367	8,907.297367	8,907.297367	8,907.297367	8,907.297367	8,907.297367		8,907.297367		$ 8,907.297367	7,343.494546		6,410.158965			9,100.35		$ 10,000
Average Annual Return, Percent	[100],[101]	14.62%		(3.47%)
C000227967 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Developing Markets Fund (Class A/VDMAX) at NAV
Average Annual Return, Percent	[102]	21.30%		(1.79%)
C000227964 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Developing Markets Fund (Class C/VDMCX) at NAV and with CDSC
Account Value	[103],[104]	$ 9,201.5559	9,201.5559	$ 9,201.5559	9,201.5559	9,201.5559	9,201.5559	9,201.5559	9,201.5559	9,201.5559		9,201.5559		9,201.5559	7,639.641		6,716.0576			9,610		10,000
Average Annual Return, Percent	[103],[104]	20.44%		(2.51%)
C000227965 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Developing Markets Fund (Class I/VIDMX) at NAV
Account Value	[105]	$ 95,032.409	95,032.409	$ 95,032.409	95,032.409	95,032.409	95,032.409	95,032.409	95,032.409	95,032.409		95,032.409		95,032.409	78,131.905		68,080.271			96,400		100,000
Average Annual Return, Percent	[105]	21.63%		(1.54%)
C000227966 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Developing Markets Fund (Class R6/VDMRX) at NAV
Account Value	[106]	$ 2,380,853.3	2,380,853.3	$ 2,380,853.3	2,380,853.3	2,380,853.3	2,380,853.3	2,380,853.3	2,380,853.3	2,380,853.3		2,380,853.3		2,380,853.3	1,957,067.525		1,702,260.65			2,410,000		2,500,000
Average Annual Return, Percent	[106]	21.65%		(1.48%)
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004.42282	12,004.42282	$ 12,004.42282	$ 12,004.42282	12,004.42282	$ 12,004.42282	12,004.42282	$ 12,004.42282	12,004.42282		$ 12,004.42282		$ 12,004.42282	10,759.69028		10,690.79808			12,518.44456			12,631.50257		11,806.81238			$ 2,500,000		10,704.66774			10,836.44613		2,500,000	10,828.59358		10,294.08024		$ 2,500,000		10,000
Average Annual Return, Percent		11.57%			0.33%		1.76%		1.40%			1.77%		1.84%
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Account Value		$ 34,005.93641	34,005.93641	34,005.93641	$ 34,005.93641	34,005.93641	$ 34,005.93641	34,005.93641	$ 34,005.93641	$ 34,005.93641		$ 34,005.93641		$ 34,005.93641	25,157.30862		20,881.09506			25,209.1844			19,046.8271		16,543.19835					16,076.44046			13,669.92277			11,494.9596		9,965.216671			2,500,000	10,000
Average Annual Return, Percent		35.17%			15.50%					12.74%				13.02%
MSCI All Country World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Account Value		$ 24,525.70012	$ 24,525.70012	24,525.70012	$ 24,525.70012	24,525.70012	24,525.70012	$ 24,525.70012	$ 24,525.70012	$ 24,525.70012		24,525.70012		$ 24,525.70012	18,614.53137		15,409.04992		$ 2,500,000	19,421.43967			15,240.19875		13,799.111					13,611.38593		2,500,000	12,399.40719		2,500,000	10,450.56647		9,334.43454				10,000
Average Annual Return, Percent		31.76%	8.57%		12.19%			8.95%	11.84%					9.39%
MSCI All Country World ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index (net)
Account Value		$ 16,630.1498	$ 16,630.1498	16,630.1498	$ 16,630.1498	16,630.1498	16,630.1498	$ 16,630.1498	$ 16,630.1498	$ 16,630.1498		16,630.1498		$ 16,630.1498	13,266.63124		11,019.92516			14,725.87166			11,883.78386		11,537.46691					11,681.01722			11,478.70422			9,596.809836		8,783.762193			2,500,000	10,000
Average Annual Return, Percent		25.35%			7.59%					5.45%				5.22%
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Account Value		$ 9,506.813618	9,506.813618	$ 9,506.813618	$ 9,506.813618	$ 9,506.813618	9,506.813618	9,506.813618	9,506.813618	$ 9,506.813618		9,506.813618		$ 9,506.813618	7,541.969603		6,752.028275			9,392.715991		$ 10,000	12,401.31649		11,218.97239		2,500,000			11,449.8572			11,543.56375			9,426.440437		8,071.739913				10,000
Average Annual Return, Percent		26.05%		(1.53%)	5.75%	5.17%				4.15%				4.02%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,821.04078	12,821.04078	$ 12,821.04078	$ 12,821.04078	$ 12,821.04078	12,821.04078	12,821.04078	12,821.04078	$ 12,821.04078		12,821.04078		$ 12,821.04078	11,616.22396		11,314.79577			12,785.14356			12,457.74878		11,968.0319					11,025.31043			10,987.08306			10,891.90008		10,316.25873				10,000
Average Annual Return, Percent		10.37%			1.39%									2.52%
FTSE Nareit Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit Equity REITs Index
Account Value		$ 21,252.9189699999	21,252.9189699999	21,252.9189699999	$ 21,252.9189699999	21,252.9189699999	21,252.9189699999	21,252.9189699999	21,252.9189699999	$ 21,252.9189699999		21,252.9189699999		$ 21,252.9189699999	15,773.43205		15,315.98174			18,322.2315			13,335.80155		16,295.9203					13,761.33359			13,257.87186			13,170.12226		10,987.8502			2,500,000	10,000
Average Annual Return, Percent		34.74%			5.46%					6.94%				7.83%
Bloomberg U S High Yield 2 Issuer Capped Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value		$ 16,352.24856	16,352.24856	16,352.24856	$ 16,352.24856	16,352.24856	16,352.24856	16,352.24856	$ 16,352.24856	$ 16,352.24856		16,352.24856		$ 16,352.24856	14,129.49737		12,812.2753			14,923.40774			13,411.45024		12,995.72246					12,219.49488			11,857.52696		2,500,000	10,891.13696		9,660.053244				10,000
Average Annual Return, Percent		15.73%			4.70%				5.32%					5.04%
ICE BofA 1 3 Year A BBB U S Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year A-BBB U.S. Corporate Index
Account Value		$ 12,595.492	12,595.492	12,595.492	$ 12,595.492	12,595.492	12,595.492	12,595.492	$ 12,595.492	12,595.492		12,595.492		$ 12,595.492	11,612.60043		11,162.28762			11,873.71358			11,712.6429		11,225.29475					10,648.38048			10,560.51563		2,500,000	10,372.20616		10,106.71329				10,000
Average Annual Return, Percent		8.46%			2.33%				2.47%					2.33%
FTSE Developed Core Infrastructure 50 50 Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Developed Core Infrastructure 50/50 Index (net)
Account Value		$ 18,395.97536	18,395.97536	18,395.97536	$ 18,395.97536	18,395.97536	18,395.97536	$ 18,395.97536	$ 18,395.97536	18,395.97536		18,395.97536		$ 18,395.97536	14,352.16782		14,298.39297			15,392.47823			13,351.73267		14,518.4161					12,398.69204		2,500,000	12,307.18951			11,049.77669		9,637.980352				10,000
Average Annual Return, Percent		28.18%			4.85%			6.03%						6.29%
Virtus Global Infrastructure Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Global Infrastructure Linked Benchmark
Account Value		$ 16,899.21	16,899.21	16,899.21	$ 16,899.21	16,899.21	16,899.21	$ 16,899.21	16,899.21	16,899.21		16,899.21		$ 16,899.21	13,184.42		13,135.02			14,140.09			12,265.38		13,337.14					11,389.89		$ 2,500,000	11,305.83			10,150.72		8,934.621				10,000
Average Annual Return, Percent		28.18%			4.85%			6.03%						5.39%
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Account Value		$ 16,062.15726	16,062.15726	16,062.15726	$ 16,062.15726	16,062.15726	16,062.15726	$ 16,062.15726	$ 16,062.15726	16,062.15726		16,062.15726		$ 16,062.15726	14,652.34207		13,027.38469			13,378.27305			12,334.85783		12,232.714					11,863.37513			11,236.53729		2,500,000	10,664.72181		10,123.3354				10,000
Average Annual Return, Percent		9.62%			5.60%				5.24%					4.85%
FTSE EPRA Nareit Developed Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Nareit Developed Index (net)
Account Value		$ 14,893.87773 [59]	14,893.87773 [59]	14,893.87773 [59]	$ 14,893.87773 [59]	14,893.87773 [59]	14,893.87773 [59]	14,893.87773 [59]	$ 14,893.87773 [59]	14,893.87773	[59]	14,893.87773	[59]	$ 14,893.87773 [59]	11,557.77643	[59]	11,370.98587	[59]		14,722.8522	[59]		11,356.75753	[59]	13,898.3552	[59]				12,299.6923	[59]		11,865.54681	[59]	$ 2,500,000	11,798.53586	[59]	10,273.02842	[59]			10,000	[59]
Average Annual Return, Percent		28.86%			1.39%				4.05%					4.06%
MSCI All Country World ex USA Small Mid Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Mid Cap Index (net)
Account Value		$ 17,187.87375	17,187.87375	17,187.87375	$ 17,187.87375	17,187.87375	17,187.87375	17,187.87375	$ 17,187.87375	$ 17,187.87375		17,187.87375		$ 17,187.87375	13,972.66692		11,649.17754			16,373.22068			12,698.01039		12,107.49161					12,683.89421			12,403.50167			10,449.59482		9,310.298904			$ 2,500,000	10,000
Average Annual Return, Percent		23.01%			7.26%					5.85%				5.57%
MSCI Emerging Markets Small Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Small Cap Index (net)
Account Value		$ 17,674.48095	17,674.48095	17,674.48095	$ 17,674.48095	$ 17,674.48095	17,674.48095	17,674.48095	17,674.48095	$ 17,674.48095		17,674.48095		$ 17,674.48095	14,367.81996		11,675.10324			15,207.78054			10,616.9572		9,932.777587		$ 2,500,000			10,509.78212			10,971.06232			9,549.018641		8,476.941281				10,000
Average Annual Return, Percent		23.01%			12.22%	11.33%								5.86%
ICE BofA 1 5 Year Corporate And Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-5 Year Corporate & Government Bond Index
Account Value		$ 11,961	11,961	11,961	$ 11,961	$ 11,961	$ 11,961	11,961	11,961	11,961		11,961		$ 11,961	11,065		10,770			11,620			11,599		11,066			$ 2,500,000		10,437			10,470			10,415		10,201				10,000
Average Annual Return, Percent		8.10%			1.57%		2.20%							1.81%
ICE BofA 1 22 Year U S Municipal Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-22 Year U.S. Municipal Securities Index
Account Value		$ 12,647.37744	$ 12,647.37744	$ 12,647.37744	$ 12,647.37744	$ 12,647.37744	$ 12,647.37744	$ 12,647.37744	$ 12,647.37744	$ 12,647.37744		$ 12,647.37744		$ 12,647.37744	$ 11,591.5089		$ 11,280.42263			$ 12,466.01296			$ 12,186.55154		$ 11,739.63643					$ 10,883.4585			$ 10,880.96116			$ 10,765.99415		$ 10,268.39637				$ 10,000
Average Annual Return, Percent		9.11%			1.50%									2.38%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[3]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[5]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[6]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[7]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[8]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[9]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[10]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[12]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[13]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[14]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[15]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[16]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[17]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[18]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[19]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[20]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[21]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[22]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[23]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[24]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[25]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[26]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[27]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[28]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[29]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[30]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[31]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[32]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[33]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[34]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[35]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[36]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[37]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[38]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[39]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[40]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[41]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[42]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[43]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[44]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[45]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[46]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[47]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[48]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[49]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[50]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[51]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[52]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[53]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[54]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[55]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[56]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[57]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[58]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[59]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[60]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[61]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[62]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[63]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[64]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[65]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[66]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[67]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[68]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[69]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[70]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[71]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[72]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[73]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[74]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[75]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[76]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[77]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[78]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[79]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[80]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[81]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[82]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[83]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[84]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[85]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[86]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[87]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[88]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[89]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[90]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[91]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[92]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[93]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[94]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[95]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[96]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[97]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[98]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[99]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[100]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[101]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[102]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[103]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[104]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[105]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[106]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.